RELATED PARTY TRANSACTIONS - Schedule of Transactions with Related Party (Details) - New Investor - Affiliated Entity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Research and development, net	$ 0	$ 0	$ 26
Selling, general and administrative expenses, net	$ 43	$ 31	$ 0